Taxes Payable	12 Months Ended
Dec. 31, 2019
Taxes Payable, Current [Abstract]
Taxes Payable
9. Taxes Payable
The following is a summary of taxes payable as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB
Enterprise income taxes payable	10,357	7,952
Withholding individual income taxes for employees	1,622	5,679
VAT payable	3,482	10,925
Others	1,928	1,421

Total	17,389	25,977